Risk Management and Financial Instruments (Details) - Schedule of Exposure - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
USD [Member]
OPERATING
Cash and cash equivalents		$ 1,570,813	$ 737,591
Trade accounts receivable		579,651	1,173,723
Sales orders		916,595	597,296
Trade accounts payable		(174,781)	(154,283)
Purchase orders		(56,710)	(61,679)
Operating subtotal		2,835,568	2,292,648
FINANCIAL
Margin cash			269
Advances to customers		(111,368)	(36,204)
Loans and financing		(306,798)	(1,362,474)
Financial subtotal		(418,166)	(1,398,409)
Operating financial subtotal		2,417,402	894,239
Related party transactions, net
Total exposure		2,417,402	894,239
DERIVATIVES
Total derivatives		(1,955,572)	(548,241)
NET EXPOSURE		461,830	345,998
Net debt in foreign subsidiaries	[1]	(14,775,198)	(12,816,599)
EUR [Member]
OPERATING
Cash and cash equivalents		68,154	40,184
Trade accounts receivable		147,839	136,478
Sales orders		73,564	41,964
Trade accounts payable		(74,963)	(92,271)
Purchase orders		(18,012)	(12,181)
Operating subtotal		196,582	114,174
FINANCIAL
Margin cash
Advances to customers		(12,621)	(856)
Loans and financing		(3,218)	(4,986)
Financial subtotal		(15,839)	(5,842)
Operating financial subtotal		180,743	108,332
Related party transactions, net			289,556
Total exposure		180,743	397,888
DERIVATIVES
Total derivatives		(64,696)	(31,311)
NET EXPOSURE		116,047	366,577
Net debt in foreign subsidiaries	[1]
GBP [Member]
OPERATING
Cash and cash equivalents		20,102	12,202
Trade accounts receivable		49,743	51,302
Sales orders		217,509	13,379
Trade accounts payable		(15,846)	(18,799)
Purchase orders
Operating subtotal		271,508	58,084
FINANCIAL
Margin cash
Advances to customers		(511)
Loans and financing
Financial subtotal		(511)
Operating financial subtotal		270,997	58,084
Related party transactions, net
Total exposure		270,997	58,084
DERIVATIVES
Total derivatives		(155,635)	(24,969)
NET EXPOSURE		115,362	33,115
Net debt in foreign subsidiaries	[1]
MXN [Member]
OPERATING
Cash and cash equivalents		271,503	122,588
Trade accounts receivable		134,113	126,037
Sales orders
Trade accounts payable		(267,433)	(52,346)
Purchase orders
Operating subtotal		138,183	196,279
FINANCIAL
Margin cash
Advances to customers
Loans and financing
Financial subtotal
Operating financial subtotal		138,183	196,279
Related party transactions, net
Total exposure		138,183	196,279
DERIVATIVES
Total derivatives			(291,377)
NET EXPOSURE		138,183	(95,098)
Net debt in foreign subsidiaries	[1]
AUD [Member]
OPERATING
Cash and cash equivalents		42	7
Trade accounts receivable		241	86
Sales orders
Trade accounts payable		(320)	(118)
Purchase orders
Operating subtotal		(37)	(25)
FINANCIAL
Margin cash
Advances to customers
Loans and financing
Financial subtotal
Operating financial subtotal		(37)	(25)
Related party transactions, net
Total exposure		(37)	(25)
DERIVATIVES
Total derivatives		2,846	943
NET EXPOSURE		2,809	918
Net debt in foreign subsidiaries	[1]
Futures Contract [Member] | USD [Member]
DERIVATIVES
Total derivatives		(250,788)	(103,000)
Futures Contract [Member] | EUR [Member]
DERIVATIVES
Total derivatives		(137,070)	(103,490)
Futures Contract [Member] | GBP [Member]
DERIVATIVES
Total derivatives		(44,142)
Futures Contract [Member] | MXN [Member]
DERIVATIVES
Total derivatives
Futures Contract [Member] | AUD [Member]
DERIVATIVES
Total derivatives
Deliverable Forwards (DF’s) [Member] | USD [Member]
DERIVATIVES
Total derivatives		(398,024)	(463,371)
Deliverable Forwards (DF’s) [Member] | EUR [Member]
DERIVATIVES
Total derivatives		67,303	84,013
Deliverable Forwards (DF’s) [Member] | GBP [Member]
DERIVATIVES
Total derivatives		(14,369)	(5,208)
Deliverable Forwards (DF’s) [Member] | MXN [Member]
DERIVATIVES
Total derivatives			(291,377)
Deliverable Forwards (DF’s) [Member] | AUD [Member]
DERIVATIVES
Total derivatives		2,846	943
Non-Deliverable Forwards (NDF’s) [Member] | USD [Member]
DERIVATIVES
Total derivatives		(1,306,760)	3,029
Non-Deliverable Forwards (NDF’s) [Member] | EUR [Member]
DERIVATIVES
Total derivatives		5,071	(11,834)
Non-Deliverable Forwards (NDF’s) [Member] | GBP [Member]
DERIVATIVES
Total derivatives		(97,124)	(19,761)
Non-Deliverable Forwards (NDF’s) [Member] | MXN [Member]
DERIVATIVES
Total derivatives
Non-Deliverable Forwards (NDF’s) [Member] | AUD [Member]
DERIVATIVES
Total derivatives
Swap [Member] | USD [Member]
DERIVATIVES
Total derivatives			15,101
Swap [Member] | EUR [Member]
DERIVATIVES
Total derivatives
Swap [Member] | GBP [Member]
DERIVATIVES
Total derivatives
Swap [Member] | MXN [Member]
DERIVATIVES
Total derivatives
Swap [Member] | AUD [Member]
DERIVATIVES
Total derivatives

[1]	The Group includes the net debt of foreign subsidiaries in the disclosure of economic hedging exposure. Although these debts do not generate foreign exchange gains or losses (since they are foreign debts and in the functional currency of each respective country), they are translated to Brazilian Real in the consolidation, impacting the equity as exchange variation of investment, influencing the consolidated debt of the Group, and consequently the leverage indicators.